PRINCIPAL ACCOUNTANT FEES AND SERVICES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Auditor's remuneration [abstract]
Auditor's remuneration for audit services	$ 26.0	$ 24.2
Auditors remuneration for regulatory filings	0.1	0.1
Auditors remuneration for audit related fees	2.5	0.7
Auditor's remuneration for tax services	0.6	1.2
Auditor's remuneration for other services	$ 0.1	$ 0.1